                               STAG VARIABLE LIFE
                             SEPARATE ACCOUNT VL I
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
        SUPPLEMENT DATED JANUARY 2, 2001 TO PROSPECTUS DATED MAY 1, 2000

Effective January 15, 2001 the following changes apply:

The following Sub-Accounts are added in alphabetical order to the cover page of the prospectus:

- AMERICAN FUNDS GLOBAL GROWTH FUND SUB-ACCOUNT Class 2 of the Global Growth Fund of American Funds Insurance Series

- AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND SUB-ACCOUNT Class 2 of the Global Small Capitalization Fund of American Funds Insurance Series

- AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT Class 2 of the Growth Fund of American Funds Insurance Series

- AMERICAN FUNDS GROWTH-INCOME FUND SUB-ACCOUNT Class 2 of the Growth-Income Fund of American Funds Insurance Series

- HARTFORD GLOBAL LEADERS SUB-ACCOUNT Class IA of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL TECHNOLOGY SUB-ACCOUNT Class IA of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc.

Under the section entitled "Summary of Benefits and Risks", the paragraph entitled "Investment Choices" is deleted and replaced with the following:
INVESTMENT CHOICES -- You may invest in up to 9 different investment choices within your policy, from a choice of 42 investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions. The table of Annual Fund Operating Expenses is deleted and replaced with the following:

                                                                                                           TOTAL FUND
                                                                                                            OPERATING
                                                                                          OTHER             EXPENSES
                                                  MANAGEMENT FEES     12B-1 FEES        EXPENSES         (INCLUDING ANY
                                                  (INCLUDING ANY    (INCLUDING ANY   (INCLUDING ANY      WAIVERS AND/OR
                                                     WAIVERS)          WAIVERS)      REIMBURSEMENTS)   ANY REIMBURSEMENTS)
--------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund                      0.68%           0.25%             0.03%               0.96%
--------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund        0.79%           0.25%             0.03%               1.07%
--------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                             0.38%           0.25%             0.01%               0.64%
--------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund                      0.34%           0.25%             0.01%               0.60%
--------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                             0.63%            N/A              0.02%               0.65%
--------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                 0.49%            N/A              0.03%               0.52%
--------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                 0.64%            N/A              0.02%               0.66%
--------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                  0.65%            N/A              0.03%               0.68%
--------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                       0.74%            N/A              0.12%               0.86%
--------------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund (1)                0.85%            N/A              0.25%               1.10%
--------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                    0.78%            N/A              0.04%               0.82%
--------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                0.40%            N/A              0.03%               0.43%
--------------------------------------------------------------------------------------------------------------------------
Hartford International Advisers HLS Fund               0.76%            N/A              0.09%               0.85%
--------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund          0.69%            N/A              0.09%               0.78%
--------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                               0.76%            N/A              0.03%               0.79%
--------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                         0.45%            N/A              0.02%               0.47%
--------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                  0.45%            N/A              0.03%               0.48%
--------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                        0.75%            N/A              0.03%               0.78%
--------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                0.46%            N/A              0.02%               0.48%
--------------------------------------------------------------------------------------------------------------------------

HV-2860
333-61267                                                                1 of 10

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                                           TOTAL FUND
                                                                                                            OPERATING
                                                                                          OTHER             EXPENSES
                                                  MANAGEMENT FEES     12B-1 FEES        EXPENSES         (INCLUDING ANY
                                                  (INCLUDING ANY    (INCLUDING ANY   (INCLUDING ANY      WAIVERS AND/OR
                                                     WAIVERS)          WAIVERS)      REIMBURSEMENTS)   ANY REIMBURSEMENTS)
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                     0.80%            N/A              0.33%               1.13%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund                      0.68%            N/A              0.10%               0.78%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund                 0.65%            N/A              0.12%               0.77%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund                           0.61%            N/A              0.12%               0.73%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund                       0.46%            N/A              0.04%               0.50%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund                         0.70%            N/A              0.13%               0.83%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                              0.65%            N/A              0.07%               0.72%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                                  0.60%            N/A              0.07%               0.67%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund                    0.80%            N/A              0.22%               1.02%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund         0.80%            N/A              0.18%               0.98%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund         1.08%            N/A              0.33%               1.41%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                               0.63%            N/A              0.08%               0.71%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                            0.41%            N/A              0.08%               0.49%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund                       0.54%            N/A              0.05%               0.59%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                               0.70%            N/A              0.10%               0.80%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund (2)               0.53%            N/A              0.37%               0.90%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston             0.65%            N/A              0.18%               0.83%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund             0.65%            N/A              0.06%               0.71%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                                   0.65%            N/A              0.10%               0.75%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                                 0.53%            N/A              0.04%               0.57%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio (3)            0.53%            N/A              0.09%               0.62%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (3)               0.48%            N/A              0.08%               0.56%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (3)                    0.73%            N/A              0.14%               0.87%
--------------------------------------------------------------------------------------------------------------------------

(1) Hartford Global Technology HLS Fund is a new fund. Total Fund Operating Expenses are based on annualized estimates of such expenses to be incurred during the current fiscal year.

(2) Total Annual Fund Operating Expenses for Putnam VT OTC & Emerging Growth Fund reflect voluntary reductions and reimbursements through at least December 31, 2000. Absent voluntary reductions and reimbursements, Total Annual Fund Operating Expenses would have been as follows:

                                                                                               TOTAL
                                                                                                FUND
                                                                                OTHER        OPERATING
                                                           MANAGEMENT FEES     EXPENSES       EXPENSES
--------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund                            0.70%           0.37%          1.07%
--------------------------------------------------------------------------------------------------------

(3) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds of FMR on behalf of certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. These reductions will continue through at least

HV-2860                                                                  2 of 10

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
    December 31, 2000 pursuant to an agreement between the adviser and the funds. Without these reductions, Total Fund Operating Expenses would have been:

                                                                                               TOTAL
                                                                                                FUND
                                                                                OTHER        OPERATING
                                                           MANAGEMENT FEES     EXPENSES       EXPENSES
--------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                         0.53%           0.10%          0.63%
--------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                            0.48%           0.09%          0.57%
--------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                 0.73%           0.18%          0.91%
--------------------------------------------------------------------------------------------------------

The following is added in the section entitled "About Us" immediately following the Hartford Ratings table:

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

Under the section entitled "The Funds", the following language is added in alphabetical order:

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalization of $50 million to $1.5 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued through high-quality growth companies worldwide that, in the opinion of Wellington Management, are leaders within their respective industries as indicated by established market presence and strong competitive position on a global, regional or country basis. Sub-advised by Wellington Management.

HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing in equity securities of technology companies worldwide. Sub-advised by Wellington Management.

The following text is added under the section entitled "The Funds":

The Funds may not be available in all states.

Under the section entitled "The Funds", under the sub-section entitled Investment Advisers, the following paragraph is inserted as the first paragraph of the section:

American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund and American Funds Growth-Income Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This policy invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Growth Companies, Inc.

Under the section entitled "Investment Advisers", the second paragraph is deleted and replaced with the following:

Each Hartford HLS Fund, except for Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund and Hartford Growth and Income HLS Fund is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Global Leaders HLS Fund and Hartford Growth and Income HLS Fund are diversified series of Hartford Series Fund, Inc., a Maryland corporation, also registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Global Technology HLS Fund is a non-diversified series of Hartford Series Fund, Inc. The shares of each Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this policy.

HV-2860                                                                  3 of 10

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The third paragraph under the sub-section entitled "Illustration of Death Benefits, Account Values and Cash Surrender Values" in the section entitled "Statement of Additional Information" is deleted and replaced with the following:

The tables reflect the fact that the net return on the assets held in the Sub-Accounts is lower than the gross after-tax return of the Funds. This is because the illustrations assume an investment management fee and other estimated Fund expenses totaling 0.75%. The 0.75% figure is based on an average of the current management fees and expenses of the 42 available Funds, taking into account any applicable expense caps or reimbursement arrangements. Actual fees and expenses of the Funds associated with a policy may be more or less than 0.75%, will vary from year to year, and will depend on how the Account Value is allocated.

The six "Illustration of Death Benefits, Account Values and Cash Surrender Values" tables in the section entitled "Statement of Additional Information" are replaced with the attached six tables.

The attached Financial Statements are added to the section entitled "Statement of Additional Information."

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.
HV-2860                                                                  4 of 10

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                          DEATH BENEFIT OPTION: LEVEL
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                        ISSUE AGE 45 MALE PREFERRED PLUS
                            $4,000 SCHEDULED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                  4,200         3,618       3,218     250,000      3,618       3,218     250,000
          2                  8,610         7,684       7,329     250,000      7,175       6,819     250,000
          3                 13,241        12,028      11,717     250,000     11,016      10,705     250,000
          4                 18,103        16,725      16,458     250,000     15,167      14,900     250,000
          5                 23,208        21,833      21,611     250,000     19,652      19,430     250,000
          6                 28,568        27,415      27,237     250,000     24,496      24,318     250,000
          7                 34,196        33,521      33,388     250,000     29,728      29,595     250,000
          8                 40,106        40,224      40,135     250,000     35,377      35,289     250,000
          9                 46,312        47,574      47,529     250,000     41,477      41,433     250,000
         10                 52,827        55,625      55,625     250,000     48,065      48,065     250,000
         11                 59,669        64,392      64,392     250,000     55,186      55,186     250,000
         12                 66,852        73,947      73,947     250,000     62,895      62,895     250,000
         13                 74,395        84,362      84,362     250,000     71,258      71,258     250,000
         14                 82,314        95,740      95,740     250,000     80,343      80,343     250,000
         15                 90,630       108,194     108,194     250,000     90,228      90,228     250,000
         16                 99,361       121,782     121,782     250,000    101,002     101,002     250,000
         17                108,530       136,718     136,718     250,000    112,773     112,773     250,000
         18                118,156       153,165     153,165     250,000    125,659     125,659     250,000
         19                128,264       171,305     171,305     250,000    139,806     139,806     250,000
         20                138,877       191,348     191,348     250,000    155,393     155,393     250,000

         25                200,454       338,511     338,511     392,672    262,654     262,654     304,679
         30                279,043       579,381     579,381     619,937    432,244     432,244     462,501
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HV-2860                                                                  5 of 10

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                          DEATH BENEFIT OPTION: LEVEL
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                        ISSUE AGE 45 MALE PREFERRED PLUS
                            $4,000 SCHEDULED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                  4,200         3,406       3,006     250,000      3,406       3,006     250,000
          2                  8,610         7,035       6,679     250,000      6,540       6,184     250,000
          3                 13,241        10,686      10,375     250,000      9,731       9,420     250,000
          4                 18,103        14,406      14,139     250,000     12,978      12,711     250,000
          5                 23,208        18,220      17,998     250,000     16,276      16,054     250,000
          6                 28,568        22,152      21,974     250,000     19,617      19,439     250,000
          7                 34,196        26,210      26,077     250,000     22,994      22,860     250,000
          8                 40,106        30,417      30,328     250,000     26,394      26,305     250,000
          9                 46,312        34,768      34,724     250,000     29,807      29,763     250,000
         10                 52,827        39,259      39,259     250,000     33,219      33,219     250,000
         11                 59,669        43,833      43,833     250,000     36,619      36,619     250,000
         12                 66,852        48,486      48,486     250,000     39,996      39,996     250,000
         13                 74,395        53,208      53,208     250,000     43,344      43,344     250,000
         14                 82,314        58,005      58,005     250,000     46,647      46,647     250,000
         15                 90,630        62,885      62,885     250,000     49,886      49,886     250,000
         16                 99,361        67,761      67,761     250,000     53,037      53,037     250,000
         17                108,530        72,735      72,735     250,000     56,076      56,076     250,000
         18                118,156        77,813      77,813     250,000     58,967      58,967     250,000
         19                128,264        82,996      82,996     250,000     61,668      61,668     250,000
         20                138,877        88,290      88,290     250,000     64,141      64,141     250,000

         25                200,454       121,827     121,827     250,000     71,618      71,618     250,000
         30                279,043       161,790     161,790     250,000     62,973      62,973     250,000
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HV-2860                                                                  6 of 10

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                          DEATH BENEFIT OPTION: LEVEL
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                        ISSUE AGE 45 MALE PREFERRED PLUS
                            $4,000 SCHEDULED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                  4,200         3,194       2,794     250,000      3,194       2,794     250,000
          2                  8,610         6,411       6,056     250,000      5,931       5,575     250,000
          3                 13,241         9,446       9,135     250,000      8,548       8,236     250,000
          4                 18,103        12,347      12,081     250,000     11,042      10,776     250,000
          5                 23,208        15,139      14,917     250,000     13,411      13,188     250,000
          6                 28,568        17,841      17,663     250,000     15,642      15,464     250,000
          7                 34,196        20,458      20,324     250,000     17,730      17,597     250,000
          8                 40,106        23,009      22,920     250,000     19,662      19,573     250,000
          9                 46,312        25,485      25,440     250,000     21,426      21,382     250,000
         10                 52,827        27,874      27,874     250,000     23,009      23,009     250,000
         11                 59,669        30,115      30,115     250,000     24,398      24,398     250,000
         12                 66,852        32,198      32,198     250,000     25,584      25,584     250,000
         13                 74,395        34,109      34,109     250,000     26,558      26,558     250,000
         14                 82,314        35,850      35,850     250,000     27,303      27,303     250,000
         15                 90,630        37,423      37,423     250,000     27,798      27,798     250,000
         16                 99,361        38,726      38,726     250,000     28,015      28,015     250,000
         17                108,530        39,867      39,867     250,000     27,928      27,928     250,000
         18                118,156        40,842      40,842     250,000     27,494      27,494     250,000
         19                128,264        41,643      41,643     250,000     26,666      26,666     250,000
         20                138,877        42,262      42,262     250,000     25,398      25,398     250,000

         25                200,454        44,459      44,459     250,000     10,672      10,672     250,000
         30                279,043        38,259      38,259     250,000          0           0     250,000
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HV-2860                                                                  7 of 10

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                          DEATH BENEFIT OPTION: LEVEL
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                        ISSUE AGE 45 MALE PREFERRED PLUS
                            $4,000 SCHEDULED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.25% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                  4,200         1,463           0     250,000      1,463           0     250,000
          2                  8,610         4,915       1,004     250,000      4,915       1,004     250,000
          3                 13,241         8,622       5,200     250,000      8,622       5,200     250,000
          4                 18,103        12,656       9,722     250,000     12,656       9,722     250,000
          5                 23,208        17,074      14,629     250,000     17,074      14,629     250,000
          6                 28,568        21,935      19,980     250,000     21,935      19,980     250,000
          7                 34,196        27,293      25,826     250,000     27,293      25,826     250,000
          8                 40,106        33,216      32,238     250,000     33,216      32,238     250,000
          9                 46,312        39,759      39,270     250,000     39,759      39,270     250,000
         10                 52,827        46,982      46,982     250,000     46,982      46,982     250,000
         11                 59,669        55,257      55,257     250,000     54,299      54,299     250,000
         12                 66,852        64,343      64,343     250,000     62,287      62,287     250,000
         13                 74,395        74,320      74,320     250,000     71,030      71,030     250,000
         14                 82,314        85,301      85,301     250,000     80,612      80,612     250,000
         15                 90,630        97,408      97,408     250,000     91,135      91,135     250,000
         16                 99,361       110,714     110,714     250,000    102,711     102,711     250,000
         17                108,530       125,446     125,446     250,000    115,479     115,479     250,000
         18                118,156       141,785     141,785     250,000    129,594     129,594     250,000
         19                128,264       159,935     159,935     250,000    145,246     145,246     250,000
         20                138,877       180,128     180,128     250,000    162,666     162,666     250,000

         25                200,454       319,124     319,124     370,184    285,074     285,074     330,686
         30                279,043       546,875     546,875     585,156    484,931     484,931     518,876
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HV-2860                                                                  8 of 10

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                          DEATH BENEFIT OPTION: LEVEL
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                        ISSUE AGE 45 MALE PREFERRED PLUS
                            $4,000 SCHEDULED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.25% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                  4,200         1,368           0     250,000      1,368           0     250,000
          2                  8,610         4,537        6 25     250,000      4,537         625     250,000
          3                 13,241         7,744       4,322     250,000      7,744       4,322     250,000
          4                 18,103        11,033       8,100     250,000     11,033       8,100     250,000
          5                 23,208        14,431      11,986     250,000     14,431      11,986     250,000
          6                 28,568        17,958      16,003     250,000     17,958      16,003     250,000
          7                 34,196        21,625      20,159     250,000     21,625      20,159     250,000
          8                 40,106        25,454      24,477     250,000     25,454      24,477     250,000
          9                 46,312        29,446      28,957     250,000     29,446      28,957     250,000
         10                 52,827        33,597      33,597     250,000     33,597      33,597     250,000
         11                 59,669        38,192      38,192     250,000     37,195      37,195     250,000
         12                 66,852        42,911      42,911     250,000     40,810      40,810     250,000
         13                 74,395        47,743      47,743     250,000     44,438      44,438     250,000
         14                 82,314        52,703      52,703     250,000     48,065      48,065     250,000
         15                 90,630        57,797      57,797     250,000     51,675      51,675     250,000
         16                 99,361        62,950      62,950     250,000     55,247      55,247     250,000
         17                108,530        68,260      68,260     250,000     58,763      58,763     250,000
         18                118,156        73,736      73,736     250,000     62,189      62,189     250,000
         19                128,264        79,388      79,388     250,000     65,489      65,489     250,000
         20                138,877        85,224      85,224     250,000     68,629      68,629     250,000

         25                200,454       116,994     116,994     250,000     80,738      80,738     250,000
         30                279,043       154,300     154,300     250,000     80,196      80,196     250,000
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HV-2860                                                                  9 of 10

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                          DEATH BENEFIT OPTION: LEVEL
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                        ISSUE AGE 45 MALE PREFERRED PLUS
                            $4,000 SCHEDULED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.75% NET)

                                                 CURRENT CHARGES*                 GUARANTEED CHARGES**
                           PREMIUMS      -------------------------------------------------------------------
       END OF            ACCUMULATED                   CASH                               CASH
       POLICY           AT 5% INTEREST   ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH
        YEAR               PER YEAR       VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT
------------------------------------------------------------------------------------------------------------
          1                  4,200         1,273           0     250,000      1,273           0     250,000
          2                  8,610         4,170         259     250,000      4,170         259     250,000
          3                 13,241         6,923       3,500     250,000      6,923       3,500     250,000
          4                 18,103         9,573       6,640     250,000      9,573       6,640     250,000
          5                 23,208        12,143       9,699     250,000     12,143       9,699     250,000
          6                 28,568        14,649      12,694     250,000     14,649      12,694     250,000
          7                 34,196        17,096      15,629     250,000     17,096      15,629     250,000
          8                 40,106        19,497      18,519     250,000     19,497      18,519     250,000
          9                 46,312        21,847      21,358     250,000     21,847      21,358     250,000
         10                 52,827        24,135      24,135     250,000     24,135      24,135     250,000
         11                 59,669        26,615      26,615     250,000     25,604      25,604     250,000
         12                 66,852        28,962      28,962     250,000     26,881      26,881     250,000
         13                 74,395        31,156      31,156     250,000     27,956      27,956     250,000
         14                 82,314        33,204      33,204     250,000     28,809      28,809     250,000
         15                 90,630        35,102      35,102     250,000     29,419      29,419     250,000
         16                 99,361        36,758      36,758     250,000     29,756      29,756     250,000
         17                108,530        38,268      38,268     250,000     29,792      29,792     250,000
         18                118,156        39,629      39,629     250,000     29,482      29,482     250,000
         19                128,264        40,834      40,834     250,000     28,777      28,777     250,000
         20                138,877        41,876      41,876     250,000     27,628      27,628     250,000

         25                200,454        43,471      43,471     250,000     13,333      13,333     250,000
         30                279,043        36,612      36,612     250,000          0           0           0
------------------------------------------------------------------------------------------------------------

 *These values reflect investment results using current cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.
**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and Mortality and Expense Risk rates.

The Death Benefit may, and the Account Values and Cash Surrender Values will differ if premiums are paid in different amounts or frequencies.

THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HV-2860                                                                 10 of 10

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 INDEX FOR HARTFORD AND FIDELITY
  SUB-ACCOUNTS
 Statements of Assets and
  Liabilities For the Period Ended
  September 30, 2000
  (unaudited).....................   SA-2
 Statements of Operations For the
  Period Ended September 30, 2000
  (unaudited).....................   SA-4
 Statements of Changes in Net
  Assets For the Period Ended
  September 30, 2000
  (unaudited).....................   SA-6

 INDEX FOR PUTNAM SUB-ACCOUNTS
 Statements of Assets and
  Liabilities For the Period Ended
  September 30, 2000
  (unaudited).....................   SA-8
 Statements of Operations For the
  Period Ended September 30, 2000
  (unaudited).....................  SA-12
 Statements of Changes in Net
  Assets For the Period Ended
  September 30, 2000
  (unaudited).....................  SA-15

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

 September 30, 2000                 Bond         Stock        Money        Advisers     Capital      Mortgage   Index
                                    Fund         Fund         Market       Fund         Appreciation Securities Fund
                                    Sub-Account  Sub-Account  Fund         Sub-Account  Fund         Fund       Sub-Account
                                                              Sub-Account               Sub-Account  Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. --
 CLASS IA
  Shares 13,643,119
  Cost $14,431,575
  .........................................................................................................................
    Market Value                    $14,507,329  $        --  $        --  $        --  $        --  $       -- $        --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD STOCK HLS
 FUND, INC. -- CLASS IA
  Shares 13,086,490
  Cost $84,205,177
  .........................................................................................................................
    Market Value                             --   81,343,099           --           --           --          --          --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. -- CLASS IA
  Shares 36,519,763
  Cost $36,519,763
  .........................................................................................................................
    Market Value                             --           --   36,519,763           --           --          --          --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS
 FUND, INC. -- CLASS IA
  Shares 14,055,338
  Cost $40,081,143
  .........................................................................................................................
    Market Value                             --           --           --   38,134,198           --          --          --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. -- CLASS IA
  Shares 11,182,083
  Cost $60,071,250
  .........................................................................................................................
    Market Value                             --           --           --           --   70,610,458          --          --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. -- CLASS IA
  Shares 1,014,534
  Cost $1,106,370
  .........................................................................................................................
    Market Value                             --           --           --           --           --   1,113,951          --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS
 FUND, INC. -- CLASS IA
  Shares 8,754,516
  Cost $31,660,930
  .........................................................................................................................
    Market Value                             --           --           --           --           --          --  35,692,303
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. --
 CLASS IA
  Shares 8,618,478
  Cost $12,825,896
  .........................................................................................................................
    Market Value                             --           --           --           --           --          --          --
 --------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life & Annuity
  Insurance Company                     150,933      179,214    2,332,555      135,462      165,905      15,888     137,378
  .........................................................................................................................
 Receivable from fund shares sold            --           --           --           --           --          --          --
  .........................................................................................................................
 Total Assets                        14,658,262   81,522,313   38,852,318   38,269,660   70,776,363   1,129,839  35,829,681
  .........................................................................................................................
 LIABILITIES:
 Due to Hartford Life & Annuity
  Insurance Company                          --           --           --           --           --          --          --
  .........................................................................................................................
 Payable for fund shares purchased      150,968      179,680    2,328,216      135,429      166,279      15,894     138,722
  .........................................................................................................................
 Total Liabilities                      150,968      179,680    2,328,216      135,429      166,279      15,894     138,722
 --------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $14,507,294  $81,342,633  $36,524,102  $38,134,231  $70,610,084  $1,113,945 $35,690,959
 --------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants          9,274,025   22,234,544   25,556,915   14,145,637   17,382,099     716,255  10,133,256
  .........................................................................................................................
 Unit Values                        $  1.564293  $  3.658390  $  1.429128  $  2.695830  $  4.062230  $ 1.555236 $  3.522161
 --------------------------------------------------------------------------------------------------------------------------

 September 30, 2000                 International
                                    Opportunities
                                    Fund
                                    Sub-Account
 ------------------------------------------------------------
 ASSETS
 Investments:
 ------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. --
 CLASS IA
  Shares 13,643,119
  Cost $14,431,575
  ................................
    Market Value                    $        --
 ------------------------------------------------------------------------------------
 HARTFORD STOCK HLS
 FUND, INC. -- CLASS IA
  Shares 13,086,490
  Cost $84,205,177
  ................................
    Market Value                             --
 ------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. -- CLASS IA
  Shares 36,519,763
  Cost $36,519,763
  ................................
    Market Value                             --
 ------------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS
 FUND, INC. -- CLASS IA
  Shares 14,055,338
  Cost $40,081,143
  ................................
    Market Value                             --
 ------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. -- CLASS IA
  Shares 11,182,083
  Cost $60,071,250
  ................................
    Market Value                             --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. -- CLASS IA
  Shares 1,014,534
  Cost $1,106,370
  ................................
    Market Value                             --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS
 FUND, INC. -- CLASS IA
  Shares 8,754,516
  Cost $31,660,930
  ................................
    Market Value                             --
 --------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. --
 CLASS IA
  Shares 8,618,478
  Cost $12,825,896
  ................................
    Market Value                     12,558,768
 --------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life & Annuity
  Insurance Company                      98,053
  ................................
 Receivable from fund shares sold            --
  ................................
 Total Assets                        12,656,821
  ................................
 LIABILITIES:
 Due to Hartford Life & Annuity
  Insurance Company                          --
  ................................
 Payable for fund shares purchased       98,191
  ................................
 Total Liabilities                       98,191
 --------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $12,558,630
 --------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants          6,014,160
  ................................
 Unit Values                        $  2.088177
 --------------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000             Dividend     Growth      International Small     MidCap       Fidelity    Fidelity    Fidelity
                                and Growth   and Income  Advisers   Company      Fund         VIP         VIP         VIP II
                                Fund         Fund        Fund       Fund         Sub-Account  Equity-Income Overseas  Asset
                                Sub-Account  Sub-Account Sub-Account Sub-Account              Portfolio   Portfolio   Manager
                                                                                              Sub-Account Sub-Account Portfolio
                                                                                                                      Sub-Account
 -------------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -------------------------------------------------------------------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH
 HLS FUND, INC. -- CLASS IA
  Shares 12,889,773
  Cost $26,595,604
  ..............................................................................................................................
    Market Value                $26,467,949  $       --  $     --   $        --  $        --  $       --  $       --  $       --
 -------------------------------------------------------------------------------------------------------------------------------
 HARTFORD GROWTH AND INCOME
 HLS FUND, INC. -- CLASS IA
  Shares 4,174,639
  Cost $5,731,014
  ..............................................................................................................................
    Market Value                         --   6,005,823        --            --           --          --          --          --
 -------------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 ADVISERS HLS FUND, INC. --
 CLASS IA
  Shares 533,544
  Cost $693,903
  ..............................................................................................................................
    Market Value                         --          --   656,050            --           --          --          --          --
 -------------------------------------------------------------------------------------------------------------------------------
 HARTFORD SMALL COMPANY HLS
 FUND, INC. -- CLASS IA
  Shares 5,471,936
  Cost $11,332,623
  ..............................................................................................................................
    Market Value                         --          --        --    10,434,867           --          --          --          --
 -------------------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP HLS
 FUND, INC. -- CLASS IA
  Shares 5,857,498
  Cost $12,710,913
  ..............................................................................................................................
    Market Value                         --          --        --            --   15,377,199          --          --          --
 -------------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
  Shares 542,193
  Cost $13,193,347
  ..............................................................................................................................
    Market Value                         --          --        --            --           --  13,305,425          --          --
 -------------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP OVERSEAS
 PORTFOLIO
  Shares 243,823
  Cost $5,253,574
  ..............................................................................................................................
    Market Value                         --          --        --            --           --          --   5,305,578          --
 -------------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP II ASSET MANAGER
 PORTFOLIO
  Shares 142,813
  Cost $2,418,803
  ..............................................................................................................................
    Market Value                         --          --        --            --           --          --          --   2,376,414
 -------------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life &
  Annuity Insurance Company          45,161      21,076     8,572        94,841      179,123          --       3,612          --
  ..............................................................................................................................
 Receivable from fund shares
  sold                                   --          --        --            --           --       1,941          --          --
  ..............................................................................................................................
 Total Assets                    26,513,110   6,026,899   664,622    10,529,708   15,556,322  13,307,366   5,309,190   2,376,414
  ..............................................................................................................................
 LIABILITIES:
 Due to Hartford Life &
  Annuity Insurance Company              --          --        --            --           --       2,174          --          34
  ..............................................................................................................................
 Payable for fund shares
  purchased                          45,634      21,060     8,575        94,863      179,126          --       3,573          --
  ..............................................................................................................................
 Total Liabilities                   45,634      21,060     8,575        94,863      179,126       2,174       3,573          34
 -------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)          $26,467,476  $6,005,839  $656,047   $10,434,845  $15,377,196  $13,305,192 $5,305,617  $2,376,380
 -------------------------------------------------------------------------------------------------------------------------------
 Units Owned by Participants     10,269,622   4,220,773   554,526     5,953,053    6,891,345   6,126,148   2,762,735   1,222,448
  ..............................................................................................................................
 Unit Values                    $  2.577259  $ 1.422924  $1.183079  $  1.752856  $  2.231378  $ 2.171869  $ 1.920422  $ 1.943951
 -------------------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

 For the Period Ended               Bond        Stock        Money        Advisers     Capital      Mortgage    Index
 September 30, 2000                 Fund        Fund         Market       Fund         Appreciation Securities  Fund
                                    Sub-Account Sub-Account  Fund         Sub-Account  Fund         Fund        Sub-Account
                                                             Sub-Account               Sub-Account  Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $   81,181  $    18,733  $1,328,132   $   76,419   $   24,486     $ 7,896    $   3,350
  .........................................................................................................................
  Capital gains income                      --    7,736,475        (726)   3,041,584    8,090,247          --      314,343
  .........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  .........................................................................................................................
  Net realized gain (loss) on
    security transactions              178,706       40,847          --       31,014       53,092       1,552      (14,373)
  .........................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  869,995   (9,889,586)         --   (3,011,624)   1,336,175      56,529     (905,387)
  .........................................................................................................................
  Net gain (loss) on investments     1,048,701   (9,848,739)         --   (2,980,610)   1,389,267      58,081     (919,760)
 --------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $1,129,882  $(2,093,531) $1,327,406   $  137,393   $9,504,000     $65,977    $(602,067)
 --------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               International
 September 30, 2000                 Opportunities
                                    Fund
                                    Sub-Account
 --------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $    80,238
  ................................
  Capital gains income                1,285,199
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized gain (loss) on
    security transactions                   565
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                (2,861,949)
  ................................
  Net gain (loss) on investments     (2,861,384)
 ---------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $(1,495,947)
 ----------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               Dividend    Growth       International Small       MidCap       Fidelity    Fidelity
 September 30, 2000                 and Growth  and Income   Advisers     Company      Fund         VIP         VIP
                                    Fund        Fund         Fund         Fund         Sub-Account  Equity-Income Overseas
                                    Sub-Account Sub-Account  Sub-Account  Sub-Account               Portfolio   Portfolio
                                                                                                    Sub-Account Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $   18,548   $    226     $  6,192    $       --   $       --    $ 195,271  $   54,276
  .........................................................................................................................
  Capital gains income               2,037,100     46,975       33,553     1,052,639      436,329      735,671     341,794
  .........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  .........................................................................................................................
  Net realized gain (loss) on
    security transactions                7,684      8,317         (148)       74,383         (285)      44,226         380
  .........................................................................................................................
  Net unrealized (depreciation) of
    investments during the period     (776,953)   (14,130)     (62,934)   (1,637,799)   2,018,046     (402,633) (1,008,088)
  .........................................................................................................................
  Net (loss) on investments           (769,269)    (5,813)     (63,082)   (1,563,416)   2,017,761     (358,407) (1,007,708)
 --------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $1,286,379   $ 41,388     $(23,337)   $ (510,777)  $2,454,090    $ 572,535  $ (611,638)
 --------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               Fidelity
 September 30, 2000                 VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 -----------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $  59,219
  ................................
  Capital gains income                139,516
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized gain (loss) on
    security transactions               1,959
  ................................
  Net unrealized (depreciation) of
    investments during the period    (198,297)
  ................................
  Net (loss) on investments          (196,338)
 ----------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                       $   2,397
 --------------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

 For the Period Ended               Bond         Stock        Money        Advisers     Capital      Mortgage   Index
 September 30, 2000                 Fund         Fund         Market       Fund         Appreciation Securities Fund
                                    Sub-Account  Sub-Account  Fund         Sub-Account  Fund         Fund       Sub-Account
                                                              Sub-Account               Sub-Account  Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $    81,181  $    18,733  $ 1,328,132  $    76,419  $    24,486  $    7,896 $     3,350
  .........................................................................................................................
  Capital gains income                       --    7,736,475         (726)   3,041,584    8,090,247          --     314,343
  .........................................................................................................................
  Net realized gain (loss) on
    security transactions               178,706       40,847           --       31,014       53,092       1,552     (14,373)
  .........................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                   869,995   (9,889,586)          --   (3,011,624)   1,336,175      56,529    (905,387)
  .........................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                        1,129,882   (2,093,531)   1,327,406      137,393    9,504,000      65,977    (602,067)
  .........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           3,091,324   14,606,354  137,812,887    6,244,257   10,087,413     249,140   6,858,781
  .........................................................................................................................
  Net transfers                      (1,259,302)  19,120,565  (128,023,608)   7,553,082  15,869,136     (26,184)   2,178,320
  .........................................................................................................................
  Surrenders for benefit payments
    and fees                           (501,400)  (1,781,929)    (928,909)  (1,103,078)  (1,443,218)    (65,050)  (1,034,327)
  .........................................................................................................................
  Net loan withdrawals                 (279,235)    (443,047)  (6,812,907)     (95,499)    (637,325)     (5,815)    (304,543)
  .........................................................................................................................
  Cost of insurance                    (630,773)  (3,630,881)  (4,763,737)  (1,702,019)  (2,589,213)    (38,788)  (1,660,662)
  .........................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                        420,614   27,871,062   (2,716,274)  10,896,743   21,286,793     113,303   6,037,569
  .........................................................................................................................
  Total increase (decrease) in net
    assets                            1,550,496   25,777,531   (1,388,868)  11,034,136   30,790,793     179,280   5,435,502
  .........................................................................................................................
 NET ASSETS:
  Beginning of period                12,956,798   55,565,102   37,912,970   27,100,095   39,819,291     934,665  30,255,457
 --------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $14,507,294  $81,342,633  $36,524,102  $38,134,231  $70,610,084  $1,113,945 $35,690,959
 --------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               International
 September 30, 2000                 Opportunities
                                    Fund
                                    Sub-Account
 --------------------------------------------------------------
 OPERATIONS:
  Net investment income             $    80,238
  ................................
  Capital gains income                1,285,199
  ................................
  Net realized gain (loss) on
    security transactions                   565
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                (2,861,949)
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                       (1,495,947)
  ................................
 UNIT TRANSACTIONS:
  Purchases                           2,179,053
  ................................
  Net transfers                       3,238,145
  ................................
  Surrenders for benefit payments
    and fees                           (395,889)
  ................................
  Net loan withdrawals                 (142,954)
  ................................
  Cost of insurance                    (461,637)
  ................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                      4,416,718
  ................................
  Total increase (decrease) in net
    assets                            2,920,771
  ................................
 NET ASSETS:
  Beginning of period                 9,637,859
 ---------------------------------------------------------------------------
  END OF PERIOD                     $12,558,630
 ----------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               Dividend     Growth       International Small       MidCap       Fidelity    Fidelity
 September 30, 2000                 and Growth   and Income   Advisers     Company      Fund         VIP         VIP
                                    Fund         Fund         Fund         Fund         Sub-Account  Equity-Income Overseas
                                    Sub-Account  Sub-Account  Sub-Account  Sub-Account               Portfolio   Portfolio
                                                                                                     Sub-Account Sub-Account
 --------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $    18,548  $      226    $  6,192    $        --  $        --  $  195,271  $   54,276
  .........................................................................................................................
  Capital gains income                2,037,100      46,975      33,553      1,052,639      436,329     735,671     341,794
  .........................................................................................................................
  Net realized gain (loss) on
    security transactions                 7,684       8,317        (148)        74,383         (285)     44,226         380
  .........................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (776,953)    (14,130)    (62,934)    (1,637,799)   2,018,046    (402,633) (1,008,088)
  .........................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                        1,286,379      41,388     (23,337)      (510,777)   2,454,090     572,535    (611,638)
  .........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           4,647,483     987,840     103,472      1,507,227    1,568,103   2,208,755   1,031,244
  .........................................................................................................................
  Net transfers                       2,500,972   2,553,752     404,302      7,111,629    7,989,809     299,416   1,358,540
  .........................................................................................................................
  Surrenders for benefit payments
    and fees                           (513,678)   (162,335)     (2,863)      (313,424)    (151,273)   (446,705)   (133,274)
  .........................................................................................................................
  Net loan withdrawals                 (455,054)    (14,641)     (3,745)       (24,957)     (34,449)    (59,492)    (36,989)
  .........................................................................................................................
  Cost of insurance                  (1,025,840)   (356,185)    (35,457)      (391,219)    (499,744)   (486,411)   (170,658)
  .........................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                      5,153,883   3,008,431     465,709      7,889,256    8,872,446   1,515,563   2,048,863
  .........................................................................................................................
  Total increase in net assets        6,440,262   3,049,819     442,372      7,378,479   11,326,536   2,088,098   1,437,225
  .........................................................................................................................
 NET ASSETS:
  Beginning of period                20,027,214   2,956,020     213,675      3,056,366    4,050,660  11,217,094   3,868,392
 --------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $26,467,476  $6,005,839    $656,047    $10,434,845  $15,377,196  $13,305,192 $5,305,617
 --------------------------------------------------------------------------------------------------------------------------

 For the Period Ended               Fidelity
 September 30, 2000                 VIP II
                                    Asset
                                    Manager
                                    Portfolio
                                    Sub-Account
 -----------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $   59,219
  ................................
  Capital gains income                 139,516
  ................................
  Net realized gain (loss) on
    security transactions                1,959
  ................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (198,297)
  ................................
  Net increase (decrease) in net
    assets resulting from
    operations                           2,397
  ................................
 UNIT TRANSACTIONS:
  Purchases                            486,719
  ................................
  Net transfers                        134,621
  ................................
  Surrenders for benefit payments
    and fees                          (169,705)
  ................................
  Net loan withdrawals                  12,892
  ................................
  Cost of insurance                    (87,121)
  ................................
  Net increase in net assets
    resulting from unit
    transactions                       377,406
  ................................
  Total increase in net assets         379,803
  ................................
 NET ASSETS:
  Beginning of period                1,996,577
 -----------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $2,376,380
 --------------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF ASSETS & LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

 September 30, 2000                 Asia         Diversified   The George   Global Asset  Global      Growth       Health
                                    Pacific      Income        Putnam Fund  Allocation    Growth      and Income   Sciences
                                    Growth       Sub-Account   of Boston    Sub-Account   Sub-Account Sub-Account  Sub-Account
                                    Sub-Account                Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 -----------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT ASIA PACIFIC GROWTH
 FUND
  Shares 123,132
  Cost $1,704,369
  ............................................................................................................................
    Market Value:                   $1,382,778    $       --   $       --    $       --   $        -- $        --  $       --
 -----------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT DIVERSIFIED INCOME FUND
  Shares 122,674
  Cost $1,246,822
  ............................................................................................................................
    Market Value:                           --     1,131,054           --            --            --          --          --
 -----------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT THE GEORGE PUTNAM FUND
 OF BOSTON
  Shares 105,554
  Cost $1,076,273
  ............................................................................................................................
    Market Value:                           --            --    1,100,933            --            --          --          --
 -----------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
  Shares 147,101
  Cost $2,667,861
  ............................................................................................................................
    Market Value:                           --            --           --     2,528,668            --          --          --
 -----------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GLOBAL GROWTH FUND
  Shares 968,263
  Cost $20,820,462
  ............................................................................................................................
    Market Value:                           --            --           --            --    21,117,805          --          --
 -----------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT GROWTH AND INCOME FUND
  Shares 1,156,682
  Cost $30,317,558
  ............................................................................................................................
    Market Value:                           --            --           --            --            -- $28,685,716          --
 -----------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT HEALTH SCIENCES FUND
  Shares 308,365
  Cost $3,504,914
  ............................................................................................................................
    Market Value:                           --            --           --            --            --          --   4,542,210
 -----------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                  367            --        2,573         2,041        12,503      29,068      16,051
  ............................................................................................................................
 Receivable from fund shares sold           --           422           --            --            --          --          --
  ............................................................................................................................
 Total Assets                        1,383,145     1,131,476    1,103,506     2,530,709    21,130,308  28,714,784   4,558,261
  ............................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                   --           421           --            --            --          --          --
  ............................................................................................................................
 Payable for fund shares purchased         142            --        2,573         2,000        12,439      30,395      15,476
  ............................................................................................................................
 TOTAL LIABILITIES                         142           421        2,573         2,000        12,439      30,395      15,476
 -----------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $1,383,003    $1,131,055   $1,100,933    $2,528,709   $21,117,869 $28,684,389  $4,542,785
 -----------------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000                 High Yield   Income       International International International Investors Money
                                    Sub-Account  Sub-Account  Growth       Growth and   New          Sub-Account  Market
                                                              Sub-Account  Income       Opportunities             Sub-Account
                                                                           Sub-Account  Sub-Account
 ------------------------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT HIGH YIELD FUND
  Shares 1,134,887
  Cost $12,412,090
  .............................................................................................................................
    Market Value:                   $10,872,217  $       --   $       --   $       --   $       --   $       --    $       --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INCOME FUND
  Shares 239,080
  Cost $3,115,168
  .............................................................................................................................
    Market Value:                            --   2,926,341           --           --           --           --            --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 FUND
  Shares 338,722
  Cost $6,328,548
  .............................................................................................................................
    Market Value:                            --          --    6,117,314           --           --           --            --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
  Shares 197,519
  Cost $2,848,566
  .............................................................................................................................
    Market Value:                            --          --           --    2,518,370           --           --            --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
  Shares 213,092
  Cost $4,392,937
  .............................................................................................................................
    Market Value:                            --          --           --           --    3,590,608           --            --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT INVESTORS FUND
  Shares 509,035
  Cost $6,916,629
  .............................................................................................................................
    Market Value:                            --          --           --           --           --    7,396,276            --
 ------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT MONEY MARKET FUND
  Shares 2,045,746
  Cost $2,045,746
  .............................................................................................................................
    Market Value:                            --          --           --           --           --           --     2,045,746
 ------------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                 6,108          --       41,867       18,421       10,615       13,089         6,000
  .............................................................................................................................
 Receivable from fund shares sold            --         431           --           --           --           --            --
  .............................................................................................................................
 Total Assets                        10,878,325   2,926,772    6,159,181    2,536,791    3,601,223    7,409,365     2,051,746
  .............................................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                    --         420           --           --           --           --         5,825
  .............................................................................................................................
 Payable for fund shares purchased        6,111          --       42,081       18,417       10,530       13,102            --
  .............................................................................................................................
 TOTAL LIABILITIES                        6,111         420       42,081       18,417       10,530       13,102         5,825
 ------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $10,872,214  $2,926,352   $6,117,100   $2,518,374   $3,590,693   $7,396,263    $2,045,921
 ------------------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 September 30, 2000                 New          New         OTC &        Utilities    Vista        Voyager
                                    Opportunities Value      Emerging     Growth       Sub-Account  Sub-Account
                                    Sub-Account  Sub-Account Growth       and Income
                                                             Sub-Account  Sub-Account
 --------------------------------------------------------------------------------------------------------------
 ASSETS
 Investments:
 --------------------------------------------------------------------------------------------------------------
 PUTNAM VT NEW OPPORTUNITIES FUND
  Shares 704,163
  Cost $22,809,777
  .............................................................................................................
    Market Value:                   $29,553,738  $       --  $        --  $       --   $       --   $        --
 --------------------------------------------------------------------------------------------------------------
 PUTNAM VT NEW VALUE FUND
  Shares 147,924
  Cost $1,758,386
  .............................................................................................................
    Market Value:                            --   1,823,908           --          --           --            --
 --------------------------------------------------------------------------------------------------------------
 PUTNAM VT OTC & EMERGING GROWTH
 FUND
  Shares 420,685
  Cost $8,686,713
  .............................................................................................................
    Market Value:                            --          --    7,803,707          --           --            --
 --------------------------------------------------------------------------------------------------------------
 PUTNAM VT UTILITIES GROWTH &
 INCOME FUND
  Shares 203,111
  Cost $3,387,456
  .............................................................................................................
    Market Value:                            --          --           --   3,593,035           --            --
 --------------------------------------------------------------------------------------------------------------
 PUTNAM VT VISTA FUND
  Shares 189,200
  Cost $4,059,430
  .............................................................................................................
    Market Value:                            --          --           --          --    4,690,257            --
 --------------------------------------------------------------------------------------------------------------
 PUTNAM VT VOYAGER FUND
  Shares 798,663
  Cost $40,746,860
  .............................................................................................................
    Market Value:                            --          --           --          --           --    45,691,507
 --------------------------------------------------------------------------------------------------------------
 Due from Hartford Life Insurance
  Company                                60,819       4,355           --       1,517       29,973            --
  .............................................................................................................
 Receivable from fund shares sold            --          --    2,261,983          --           --       545,132
  .............................................................................................................
 Total Assets                        29,614,557   1,828,263   10,065,690   3,594,552    4,720,230    46,236,639
  .............................................................................................................
 LIABILITIES
 Due to Hartford Life Insurance
  Company                                    --          --    2,263,201          --           --       545,960
  .............................................................................................................
 Payable for fund shares purchased       61,470       4,321           --       2,496       30,339            --
  .............................................................................................................
 TOTAL LIABILITIES                       61,470       4,321    2,263,201       2,496       30,339       545,960
 --------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)              $29,553,087  $1,823,942  $ 7,802,489  $3,592,056   $4,689,891   $45,690,679
 --------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

 ----------------------------------------------------------------------------------
 September 30, 2000                            Units       Unit        Contract
                                               Owned by    Price       Liability
                                               Participants
 ----------------------------------------------------------------------------------
 Variable life contracts:
  Asia Pacific Growth Fund                        92,599   $14.935338  $  1,383,003
  .................................................................................
  Diversified Income Fund                         86,252    13.113302     1,131,055
  .................................................................................
  George Putnam Fund of Boston                    99,717    11.040569     1,100,933
  .................................................................................
  Global Asset Allocation Fund                   110,835    22.815002     2,528,709
  .................................................................................
  Global Growth Fund                             640,322    32.980056    21,117,869
  .................................................................................
  Growth and Income Fund                       1,066,866    26.886600    28,684,389
  .................................................................................
  Health Sciences                                299,824    15.151502     4,542,785
  .................................................................................
  High Yield Fund                                674,699    16.114172    10,872,214
  .................................................................................
  Income Fund                                    193,821    15.098227     2,926,352
  .................................................................................
  International Growth Fund                      422,941    14.463235     6,117,100
  .................................................................................
  International Growth and Income Fund           212,655    11.842557     2,518,374
  .................................................................................
  International New Opportunities Fund           240,228    14.947040     3,590,693
  .................................................................................
  Investors Fund                                 530,200    13.949961     7,396,263
  .................................................................................
  Money Market Fund                            1,442,702     1.418117     2,045,921
  .................................................................................
  New Opportunities Fund                         739,381    39.970028    29,553,087
  .................................................................................
  New Value Fund                                 153,343    11.894540     1,823,942
  .................................................................................
  OTC & Emerging Growth Fund                     389,270    20.043914     7,802,489
  .................................................................................
  Utilities Growth & Income Fund                 145,635    24.664702     3,592,056
  .................................................................................
  Vista Fund                                     238,588    19.656868     4,689,891
  .................................................................................
  Voyager Fund                                 1,022,366    44.691134    45,690,679
  .................................................................................
 GRAND TOTAL:                                                          $189,107,804
 ----------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

 For the Period Ended               Asia         Diversified The George  Global      Global      Growth       Health
 September 30, 2000                 Pacific      Income      Putnam      Asset       Growth      and Income   Sciences
                                    Growth       Sub-Account Fund        Allocation  Sub-Account Sub-Account  Sub-Account
                                    Sub-Account              of Boston   Sub-Account
                                                             Sub-Account
 -----------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $  40,548    $80,320     $    --     $ 38,909   $   125,219 $  387,912    $     --
  ......................................................................................................................
  Capital gains income                      --         --          --      203,203     3,120,633  1,826,387          --
  ......................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ......................................................................................................................
  Net realized (loss) gain on
    security transactions               (6,316)       972        (575)          17        31,048     16,662     (31,220)
  ......................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (583,228)   (71,127)     50,246     (275,929)   (6,595,877) (1,021,167) 1,000,510
  ......................................................................................................................
  Net (loss) gain on investments      (589,544)   (70,155)     49,671     (275,912)   (6,564,829) (1,004,505)   969,290
 -----------------------------------------------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                       $(548,996)   $10,165     $49,671     $(33,800)  $(3,318,977) $1,209,794   $969,290
 -----------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               High Yield    Income      International International International Investors Money
 September 30, 2000                 Sub-Account   Sub-Account Growth      Growth and  New          Sub-Account  Market
                                                              Sub-Account Income      Opportunities             Sub-Account
                                                                          Sub-Account Sub-Account
 ----------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $ 1,083,194    $183,258   $  71,242    $127,626   $    1,170    $      --    $   58,023
  ...........................................................................................................................
  Capital gains income                       --          --     309,003     279,766      109,881           --            --
  ...........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ...........................................................................................................................
  Net realized gain (loss) on
    security transactions                     5      (2,297)       (490)    (86,915)      (2,625)         565            --
  ...........................................................................................................................
  Net unrealized (depreciation) of
    investments during the period    (1,325,070)    (52,297)   (850,702)   (410,031)  (1,029,081)    (179,262)           --
  ...........................................................................................................................
  Net (loss) on investments          (1,325,065)    (54,594)   (851,192)   (496,946)  (1,031,706)    (178,697)           --
 ----------------------------------------------------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                      $  (241,871)   $128,664   $(470,947)   $(89,554)  $ (920,655)   $(178,697)   $   58,023
 ----------------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Period Ended               New          New        OTC &        Utilities       Vista      Voyager
 September 30, 2000                 Opportunities Value     Emerging     Growth          Sub-Account Sub-Account
                                    Sub-Account  Sub-Account Growth      and Income
                                                            Sub-Account  Sub-Account
 --------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                         $       --   $ 17,148   $        --     $ 93,886     $     --   $    11,639
  .............................................................................................................
  Capital gains income               1,732,437     60,728        60,050      165,739       24,883     4,938,560
  .............................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  .............................................................................................................
  Net realized (loss) gain on
    security transactions              (14,293)  (138,999)      (99,530)       5,887       (1,450)      (51,831)
  .............................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period               (1,177,155)   100,934    (1,497,426)     176,229      410,585    (6,091,215)
  .............................................................................................................
  Net (loss) gain on investments    (1,191,448)   (38,065)   (1,596,956)     182,116      409,135    (6,143,046)
 --------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS:                      $  540,989   $ 39,811   $(1,536,906)    $441,741     $434,018   $(1,192,847)
 --------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

 For the Period Ended           Asia         Diversified The         Global       Global       Growth      Health
 September 30, 2000             Pacific      Income      George      Asset        Growth       and Income  Sciences
                                Growth       Sub-Account Putnam      Allocation   Sub-Account  Sub-Account Sub-Account
                                Sub-Account              Fund of     Sub-Account
                                                         Boston
                                                         Sub-Account
 --------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income         $   40,548   $   80,320  $       --  $   38,909   $   125,219  $  387,912  $       --
  ...................................................................................................................
  Capital gains income                  --           --          --     203,203     3,120,633   1,826,387          --
  ...................................................................................................................
  Net realized (loss) gain on
    security transactions           (6,316)         972        (575)         17        31,048      16,662     (31,220)
  ...................................................................................................................
  Net unrealized
    (depreciation)
    appreciation of
    investments during the
    period                        (583,228)     (71,127)     50,246    (275,929)   (6,595,877) (1,021,167)  1,000,510
  ...................................................................................................................
  Net (decrease) increase in
    net assets resulting from
    operations                    (548,996)      10,165      49,671     (33,800)   (3,318,977)  1,209,794     969,290
  ...................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                        213,787      156,758     162,548     324,802     3,560,313   4,136,989     495,300
  ...................................................................................................................
  Net transfers                    862,737       (5,716)    327,073     507,002     3,704,614   8,398,617   1,655,957
  ...................................................................................................................
  Surrenders for benefit
    payments and fees             (171,946)      (4,363)    (11,981)   (133,290)     (463,294)   (822,417)   (128,862)
  ...................................................................................................................
  Net loan activity                 66,208       (1,318)     (7,936)    (31,429)     (336,920)   (134,188)    (10,229)
  ...................................................................................................................
  Cost of insurance                (64,214)     (48,863)    (56,902)    (91,496)     (783,033) (1,056,729)   (178,428)
  ...................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                   906,572       96,498     412,802     575,589     5,681,680  10,522,272   1,833,738
  ...................................................................................................................
  Total increase in net assets     357,576      106,663     462,473     541,789     2,362,703  11,732,066   2,803,028
  ...................................................................................................................
 NET ASSETS:
  Beginning of period            1,025,427    1,024,392     638,460   1,986,920    18,755,166  16,952,323   1,739,757
 --------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                 $1,383,003   $1,131,055  $1,100,933  $2,528,709   $21,117,869  $28,684,389 $4,542,785
 --------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 For the Period Ended               High Yield   Income       International International International Investors Money
 September 30, 2000                 Sub-Account  Sub-Account  Growth       Growth and   New          Sub-Account  Market
                                                              Sub-Account  Income       Opportunities             Sub-Account
                                                                           Sub-Account  Sub-Account
 ------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $ 1,083,194  $  183,258   $   71,242   $  127,626   $    1,170   $       --    $   58,023
  .............................................................................................................................
  Capital gains income                       --          --      309,003      279,766      109,881           --            --
  .............................................................................................................................
  Net realized gain (loss) on
    security transactions                     5      (2,297)        (490)     (86,915)      (2,625)         565            --
  .............................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                (1,325,070)    (52,297)    (850,702)    (410,031)  (1,029,081)    (179,262)           --
  .............................................................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                         (241,871)    128,664     (470,947)     (89,554)    (920,655)    (178,697)       58,023
  .............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           1,821,795     415,426      714,094      315,099      772,793      986,911       204,949
  .............................................................................................................................
  Net transfers                       1,821,219     180,305    3,860,416    1,662,163    3,152,109    2,819,029       916,830
  .............................................................................................................................
  Surrenders for benefit payments
    and fees                           (295,016)   (121,756)    (131,183)     (31,361)     (40,870)    (104,211)       12,405
  .............................................................................................................................
  Net loan activity                    (156,785)    (29,810)      52,523      (34,942)     (16,626)      20,061        51,216
  .............................................................................................................................
  Cost of insurance                    (373,536)   (129,358)    (257,893)    (122,847)    (170,611)    (336,946)      (43,847)
  .............................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                      2,817,677     314,807    4,237,957    1,788,112    3,696,795    3,384,844     1,141,553
  .............................................................................................................................
  Total increase in net assets        2,575,806     443,471    3,767,010    1,698,558    2,776,140    3,206,147     1,199,576
  .............................................................................................................................
 NET ASSETS:
  Beginning of period                 8,296,408   2,482,881    2,350,090      819,816      814,553    4,190,116       846,345
 ------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $10,872,214  $2,926,352   $6,117,100   $2,518,374   $3,590,693   $7,396,263    $2,045,921
 ------------------------------------------------------------------------------------------------------------------------------

SEPARATE ACCOUNT VL I -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 For the Year Ended                 New          New         OTC &       Utilities Growth  Vista        Voyager
 September 30, 2000                 Opportunities Value      Emerging    and Income        Sub-Account  Sub-Account
                                    Sub-Account  Sub-Account Growth      Sub-Account
                                                             Sub-Account
 ------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income             $        --  $   17,148  $     --       $   93,886     $       --   $    11,639
  .................................................................................................................
  Capital gains income                1,732,437      60,728    60,050          165,739         24,883     4,938,560
  .................................................................................................................
  Net realized (loss) gain on
    security transactions               (14,293)   (138,999)  (99,530)           5,887         (1,450)      (51,831)
  .................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                (1,177,155)    100,934  (1,497,426)       176,229        410,585    (6,091,215)
  .................................................................................................................
  Net increase (decrease) in net
    assets resulting from
    operations                          540,989      39,811  (1,536,906)       441,741        434,018    (1,192,847)
  .................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                           3,792,726     188,756  1,026,007         496,134        621,488     7,246,189
  .................................................................................................................
  Net transfers                       8,633,141     901,566  6,979,577         576,784      2,645,263     9,229,658
  .................................................................................................................
  Surrenders for benefit payments
    and fees                           (865,620)    (67,824) (326,052)        (156,142)       (32,261)     (887,710)
  .................................................................................................................
  Net loan activity                    (226,966)     23,595  (141,670)         (29,619)       (15,809)     (344,634)
  .................................................................................................................
  Cost of insurance                  (1,088,418)    (80,261) (382,536)        (131,793)      (174,297)   (1,831,954)
  .................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                     10,244,863     965,832  7,155,326         755,364      3,044,384    13,411,549
  .................................................................................................................
  Total increase in net assets       10,785,852   1,005,643  5,618,420       1,197,105      3,478,402    12,218,702
  .................................................................................................................
 NET ASSETS:
  Beginning of period                18,767,235     818,299  2,184,069       2,394,951      1,211,489    33,471,977
 ------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $29,553,087  $1,823,942  $7,802,489     $3,592,056     $4,689,891   $45,690,679
 ------------------------------------------------------------------------------------------------------------------

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)
                                  (UNAUDITED)
            --------------------------------------------------------

                                                      SEPTEMBER 30,    DECEMBER 31,
 -----------------------------------------------------------------------------------
                                                           2000            1999
 -----------------------------------------------------------------------------------
                                                       (UNAUDITED)
 ASSETS
   Bonds                                                $ 1,226,915     $ 1,465,815
   Common stocks                                             38,701          42,430
   Mortgage loans                                            34,380          63,784
   Policy loans                                              75,857          59,429
   Cash and short-term investments                          213,302         267,579
 -----------------------------------------------------------------------------------
   Other invested assets                                     18,836           2,892
 -----------------------------------------------------------------------------------
   Total cash and invested assets                         1,607,991       1,901,929
   Investment income due and accrued                         20,344          21,069
   Other assets                                              41,486          39,576
   Separate account assets                               47,812,204      44,865,042
 -----------------------------------------------------------------------------------
                                       TOTAL ASSETS     $49,482,025     $46,827,616
 -----------------------------------------------------------------------------------
 LIABILITIES
   Aggregate reserves for future benefits               $   615,263     $   591,621
   Policy and contract claim liabilities                     11,835           7,677
   Liability for premium and other deposit funds          1,583,921       1,969,262
   Asset valuation reserve                                    3,647           4,935
   Payable to affiliates                                     22,829          14,084
   Accrued expense allowances and other amounts due
    from separate account                                (1,392,483)     (1,377,927)
   Remittances and items not allocated                      135,641         111,582
   Other liabilities                                        152,799         118,464
   Separate account liabilities                          47,812,204      44,865,042
 -----------------------------------------------------------------------------------
                                  TOTAL LIABILITIES      48,945,656      46,304,740
 -----------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common stock                                               2,500           2,500
   Gross paid-in and contributed surplus                    226,043         226,043
   Unassigned funds                                         307,826         294,333
 -----------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS         536,369         522,876
 -----------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS     $49,482,025     $46,827,616
 -----------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)
                                  (UNAUDITED)
            --------------------------------------------------------

                                                         NINE MONTHS ENDED
                                                           SEPTEMBER 30,
 ----------------------------------------------------------------------------
                                                         2000         1999
 ----------------------------------------------------------------------------
 REVENUES
   Premiums and annuity considerations                $  564,487   $  407,330
   Annuity and other fund deposits                     3,213,811    2,745,707
   Net investment income                                  82,766       92,321
   Commissions and expense allowances on
    reinsurance ceded                                     96,524      243,448
   Reserve adjustment on reinsurance ceded             1,022,716      702,323
   Fee income                                            618,388      455,917
   Other revenues                                          3,847        7,887
 ----------------------------------------------------------------------------
                                     TOTAL REVENUES    5,602,539    4,654,933
 ----------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and annuity benefits                             42,004       34,403
   Disability and other benefits                           4,228        4,583
   Surrenders and other fund withdrawals               2,654,640      858,280
   Commissions                                           363,369      353,077
   Increase (Decrease) in aggregate reserves for
    future benefits                                       23,431         (650)
   (Decrease) Increase in liability for premium and
    other deposit funds                                 (384,393)       2,232
   General insurance expenses                            182,679      115,771
   Net transfers to separate accounts                  2,597,386    3,231,911
   Other expenses                                         22,881       16,734
 ----------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    5,506,225    4,616,341
 ----------------------------------------------------------------------------
 NET GAIN FROM OPERATIONS
   Before federal income tax expense                      96,314       38,592
   Federal income tax expense                             71,591       13,144
 ----------------------------------------------------------------------------
 NET GAIN FROM OPERATIONS                                 24,723       25,448
   Net realized capital losses, after tax                   (514)     (36,258)
 ----------------------------------------------------------------------------
                                  NET INCOME (LOSS)   $   24,209   $  (10,810)
 ----------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)
                                  (UNAUDITED)
            --------------------------------------------------------

                                                         NINE MONTHS ENDED
                                                           SEPTEMBER 30,
 ----------------------------------------------------------------------------
                                                         2000         1999
 ----------------------------------------------------------------------------
 COMMON STOCK
   Beginning and end of year                           $  2,500     $  2,500
 ----------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS
   Beginning and end of year                           $226,043     $226,043
 ----------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, beginning of year                          $294,333     $247,969
   Net income (loss)                                     24,209      (10,810)
   Change in net unrealized capital gains (losses)
    on common stocks and other invested assets           (3,702)       1,489
   Change in asset valuation reserve                      1,288       18,079
   Change in non-admitted assets                         (3,126)       2,773
   Credit on reinsurance ceded                           (5,176)      (2,716)
 ----------------------------------------------------------------------------
   Balance, end of year                                $307,826     $256,784
 ----------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   End of year                                         $536,369     $485,327
 ----------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)
                                  (UNAUDITED)
            --------------------------------------------------------

                                                         NINE MONTHS ENDED
                                                           SEPTEMBER 30,
 ----------------------------------------------------------------------------
                                                         2000         1999
 ----------------------------------------------------------------------------
 OPERATING ACTIVITIES
   Premiums and annuity considerations                $3,776,739   $3,152,996
   Investment income                                      83,130       93,174
   Fee income                                            618,388      455,917
   Other income                                        1,114,139      949,553
 ----------------------------------------------------------------------------
     Total income                                      5,592,396    4,651,640
 ----------------------------------------------------------------------------
   Benefits paid                                       2,697,533      896,755
   Federal income taxes (recoveries) payments             (3,299)      24,000
   Net transfers to separate accounts                  2,597,386    3,231,911
   Other expenses                                        585,737      552,191
 ----------------------------------------------------------------------------
     Total benefits and expenses                       5,877,357    4,704,857
 ----------------------------------------------------------------------------
              NET CASH USED BY OPERATING ACTIVITIES     (284,961)     (53,217)
 ----------------------------------------------------------------------------
 INVESTING ACTIVITIES
   PROCEEDS FROM INVESTMENTS SOLD
   Bonds                                                 508,750      634,564
   Common stocks                                             614          754
   Mortgage loans                                         33,312       30,292
   Other                                                      --        1,351
 ----------------------------------------------------------------------------
                            NET INVESTMENT PROCEEDS      542,676      666,961
 ----------------------------------------------------------------------------

   COST OF INVESTMENTS ACQUIRED
   Bonds                                                 274,569      727,958
   Common stocks                                             468          166
   Mortgage loans                                          3,681       56,013
   Other                                                  32,356       39,099
 ----------------------------------------------------------------------------
                         TOTAL INVESTMENTS ACQUIRED      311,074      823,236
 ----------------------------------------------------------------------------
          NET CASH PROVIDED BY (USED FOR) INVESTING
                                         ACTIVITIES      231,602     (156,275)
 ----------------------------------------------------------------------------
 FINANCING AND MISCELLANEOUS ACTIVITIES
 Net other cash used                                        (918)     (24,952)
 ----------------------------------------------------------------------------
      NET CASH USED FOR FINANCING AND MISCELLANEOUS
                                         ACTIVITIES         (918)     (24,952)
 ----------------------------------------------------------------------------
 Net change in cash and short-term investments           (54,277)    (234,444)
 Cash and short-term investments, beginning of
  period                                                 267,579      469,955
 ----------------------------------------------------------------------------
     CASH AND SHORT-TERM INVESTMENTS, END OF PERIOD   $  213,302   $  235,511
 ----------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(DOLLAR AMOUNTS IN MILLIONS UNLESS OTHERWISE STATED)

(Unaudited)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION:

The accompanying unaudited financial statements of Hartford Life and Annuity Insurance Company (the Company) have been prepared in conformity with statutory accounting practices prescribed by the National Association of Insurance Commissioners and the Connecticut Department of Insurance. Certain information and note disclosures which are normally included in financial statements prepared in accordance with statutory accounting practices have been condensed or omitted, although the Company believes that the disclosures made are adequate to make the information presented not misleading. In the opinion of management, these statements include all adjustments which were normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for the periods presented in accordance with statutory accounting practices. For a description of significant accounting policies, see Note 1 of Notes to Financial Statements in Hartford Life and Annuity Insurance Company's 1999 statutory basis financial statements.

Certain reclassifications have been made to prior year financial information to conform to the current year classification of transactions and accounts.

2. INVESTMENTS:

In October 1998, the Company became aware of allegations of improper activities at Commercial Financial Services Inc. (CFS), a securitizer and servicer of asset backed securities. On December 11, 1998, CFS filed for protection under Chapter 11 of the Bankruptcy Code and, in June 1999, CFS ceased operations. In August 1999, the Company sold all of its CFS holdings recognizing a $36, after tax, realized capital loss.